Derivatives - Impact of the accumulated amount of fair hedge adjustments (Details) £ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£) kr / £	Dec. 31, 2019 GBP (£) kr / £	Dec. 31, 2019 GBP (£) kr / £	Dec. 31, 2019 GBP (£) ₨ / £	Dec. 31, 2019 GBP (£) $ / ლ	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£) $ / ლ
Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	£ 77,600	£ 77,600	£ 77,600	£ 77,600	£ 77,600	£ 77,600	£ 77,600	£ 67,900
Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						0.98%		0.94%
0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	1,900	1,900	1,900	1,900	1,900	£ 1,900	1,900	£ 8,600
0-3 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						0.83%		0.54%
3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	22,000	22,000	22,000	22,000	22,000	£ 22,000	22,000	£ 18,900
3-12 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.01%		0.56%
More than 1 year but less than 3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	45,200	45,200	45,200	45,200	45,200	£ 45,200	45,200	£ 34,100
More than 1 year but less than 3 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						0.87%		1.07%
More than 3 years but less than 5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	5,300	5,300	5,300	5,300	5,300	£ 5,300	5,300	£ 5,100
More than 3 years but less than 5 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.32%		1.34%
5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	2,400	2,400	2,400	2,400	2,400	£ 2,400	2,400	£ 400
5-10 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.12%		3.96%
10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	800	800	800	800	800	£ 800	800	£ 800
10-20 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						4.31%		4.31%
Fair value hedging
Derivatives
Carrying value of hedged liabilities	32,209	32,209	32,209	32,209	32,209	£ 32,209	32,209	£ 25,648
Impact on hedged items included in carrying value, liabilities	555	555	555	555	555	555	555	3
Changes in fair value used for hedge ineffectiveness							(1,029)	8
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities	54	54	54	54	54	54	54
Fair value hedging | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	26,811	26,811	26,811	26,811	26,811	26,811	26,811	23,289
Impact on hedged items included in carrying value, liabilities	830	830	830	830	830	830	830	(19)
Changes in fair value used for hedge ineffectiveness							(807)	(7)
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities	30	30	30	30	30	30	30
Fair value hedging | Subordinated liabilities
Derivatives
Carrying value of hedged liabilities	5,398	5,398	5,398	5,398	5,398	5,398	5,398	2,359
Impact on hedged items included in carrying value, liabilities	(275)	(275)	(275)	(275)	(275)	(275)	(275)	22
Changes in fair value used for hedge ineffectiveness							(222)	15
Impact on hedged items ceased to be adjusted for hedging gains or losses, liabilities	24	24	24	24	24	24	24
Fair value hedging | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	37,000	37,000	37,000	37,000	37,000	37,000	37,000	34,000
Carrying value of hedged assets	42,512	42,512	42,512	42,512	42,512	42,512	42,512	38,076
Impact on hedged items included in carrying value, assets	2,297	2,297	2,297	2,297	2,297	2,297	2,297	1,237
Changes in fair value used for hedge ineffectiveness							1,639	46
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	86	86	86	86	86	86	86	101
Fair value hedging | Interest rate contracts | Loans to banks and customers
Derivatives
Carrying value of hedged assets	6,716	6,716	6,716	6,716	6,716	6,716	6,716	6,197
Impact on hedged items included in carrying value, assets	1,023	1,023	1,023	1,023	1,023	1,023	1,023	875
Changes in fair value used for hedge ineffectiveness							165	(62)
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets	86	86	86	86	86	86	86	91
Fair value hedging | Interest rate contracts | Other financial assets - Securities
Derivatives
Carrying value of hedged liabilities								31,879
Impact on hedged items included in carrying value, assets								362
Changes in fair value used for hedge ineffectiveness								108
Impact on hedged items ceased to be adjusted for hedging gains or losses, assets								10
Fair value hedging | Interest rate contracts | Other financial assets
Derivatives
Carrying value of hedged assets	35,796	35,796	35,796	35,796	35,796	35,796	35,796
Impact on hedged items included in carrying value, assets	1,274	1,274	1,274	1,274	1,274	1,274	1,274
Changes in fair value used for hedge ineffectiveness							1,474
Fair value hedging | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	28,100	28,100	28,100	28,100	28,100	28,100	28,100	26,000
Fair value hedging | Exchange rate risk | Other financial assets - Securities
Derivatives
Carrying value of hedged assets								3
Fair value hedging | 0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	600	600	600	600	600	600	600	1,000
Fair value hedging | 3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	1,600	1,600	1,600	1,600	1,600	1,600	1,600	1,800
Fair value hedging | 3-12 months | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	500	500	500	500	500	500	500	2,000
Fair value hedging | More than 1 year but less than 3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	8,100	8,100	8,100	8,100	8,100	8,100	8,100	11,000
Fair value hedging | More than 1 year but less than 3 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	6,300	6,300	6,300	6,300	6,300	6,300	6,300	7,500
Fair value hedging | More than 3 years but less than 5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	5,500	5,500	5,500	5,500	5,500	5,500	5,500	4,900
Fair value hedging | More than 3 years but less than 5 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	12,700	12,700	12,700	12,700	12,700	12,700	12,700	10,000
Fair value hedging | 5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	12,500	12,500	12,500	12,500	12,500	12,500	12,500	7,800
Fair value hedging | 5-10 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	6,600	6,600	6,600	6,600	6,600	6,600	6,600	4,600
Fair value hedging | 10-20 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	4,400	4,400	4,400	4,400	4,400	4,400	4,400	3,700
Fair value hedging | 10-20 years | Average fixed interest rate
Derivatives
Accumulated amount of fair hedge adjustments	2,000	2,000	2,000	2,000	2,000	2,000	2,000	1,900
Fair value hedging | 20+ years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	4,300	4,300	4,300	£ 4,300	£ 4,300	4,300	4,300	£ 3,800
Cash flow hedging
Derivatives
Average foreign exchange rate				93.11	1.35			1.37
Cash flow hedging | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	1,009	1,009	1,009	£ 1,009	£ 1,009	1,009	1,009
Changes in fair value used for hedge ineffectiveness							14
Cash flow hedging | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	70,800	70,800	70,800	70,800	70,800	70,800	70,800	£ 81,800
Carrying value of hedged assets	71,529	71,529	71,529	71,529	71,529	71,529	71,529
Changes in fair value used for hedge ineffectiveness							(582)
Cash flow hedging | Interest rate contracts | Bank and customer deposits
Derivatives
Carrying value of hedged liabilities	75,837	75,837	75,837	75,837	75,837	75,837	75,837	67,854
Changes in fair value used for hedge ineffectiveness							225	(28)
Cash flow hedging | Interest rate contracts | Loans to banks and customers
Derivatives
Carrying value of hedged assets	69,254	69,254	69,254	69,254	69,254	69,254	69,254	81,880
Changes in fair value used for hedge ineffectiveness							(566)	£ 686
Cash flow hedging | Interest rate contracts | Other financial assets - Securities
Derivatives
Carrying value of hedged assets	2,275	2,275	2,275	2,275	2,275	£ 2,275	2,275
Changes in fair value used for hedge ineffectiveness							(16)
Cash flow hedging | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.11%		1.33%
Cash flow hedging | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	12,300	12,300	12,300	12,300	12,300	£ 12,300	12,300	£ 12,500
Carrying value of hedged liabilities	89,110	89,110	89,110	89,110	89,110	89,110	89,110	162,226
Changes in fair value used for hedge ineffectiveness							298	658
Cash flow hedging | Exchange rate risk | Other financial liabilities
Derivatives
Carrying value of hedged liabilities	12,264	12,264	12,264	12,264	12,264	12,264	12,264	5,590
Changes in fair value used for hedge ineffectiveness							59
Cash flow hedging | Exchange rate risk | Subordinated liabilities
Derivatives
Carrying value of hedged liabilities								6,902
Cash flow hedging | 0-3 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	4,800	4,800	4,800	£ 4,800	£ 4,800	£ 4,800	4,800	£ 3,900
Cash flow hedging | 0-3 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.10%		1.87%
Cash flow hedging | 3-12 months
Derivatives
Average foreign exchange rate				88.64	1.56
Cash flow hedging | 3-12 months | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	11,400	11,400	11,400	£ 11,400	£ 11,400	£ 11,400	11,400	£ 10,900
Cash flow hedging | 3-12 months | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						0.97%		1.44%
Cash flow hedging | 3-12 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	1,900	1,900	1,900	£ 1,900	£ 1,900	£ 1,900	1,900
Cash flow hedging | More than 1 year but less than 3 years
Derivatives
Average foreign exchange rate				94.01	1.30			1.32
Cash flow hedging | More than 1 year but less than 3 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	31,700	31,700	31,700	£ 31,700	£ 31,700	£ 31,700	31,700	£ 47,800
Cash flow hedging | More than 1 year but less than 3 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.20%		1.13%
Cash flow hedging | More than 1 year but less than 3 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	6,200	6,200	6,200	6,200	£ 6,200	£ 6,200	6,200	£ 5,800
Cash flow hedging | More than 3 years but less than 5 years
Derivatives
Average foreign exchange rate | $ / ლ					1.30			1.37
Cash flow hedging | More than 3 years but less than 5 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	10,700	10,700	10,700	10,700	£ 10,700	£ 10,700	10,700	£ 8,700
Cash flow hedging | More than 3 years but less than 5 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.78%		2.00%
Cash flow hedging | More than 3 years but less than 5 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	3,100	3,100	3,100	3,100	£ 3,100	£ 3,100	3,100	£ 4,700
Cash flow hedging | 5-10 years
Derivatives
Average foreign exchange rate | $ / ლ					1.44			1.50
Cash flow hedging | 5-10 years | Interest rate contracts
Derivatives
Accumulated amount of fair hedge adjustments	12,200	12,200	12,200	12,200	£ 12,200	£ 12,200	12,200	£ 10,500
Cash flow hedging | 5-10 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						1.44%		1.43%
Cash flow hedging | 5-10 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 1,100	£ 1,100	£ 1,100	1,100	1,100	£ 1,100	1,100	£ 2,000
Cash flow hedging | 10-20 years | Average fixed interest rate
Derivatives
Percentage of accumulated amount of fair hedge adjustments						3.12%
Net investment hedging | Average fixed interest rate
Derivatives
Average foreign exchange rate	12.21	12.36	8.78
Net investment hedging | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 400	£ 400	£ 400	400	400	£ 400	400	2,000
Net investment hedging | 0-3 months | Average fixed interest rate
Derivatives
Average foreign exchange rate	12.27	12.36	8.78
Net investment hedging | 0-3 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 100	£ 100	£ 100	100	100	100	100	1,200
Net investment hedging | 3-12 months | Average fixed interest rate
Derivatives
Average foreign exchange rate | kr / £	12.10
Net investment hedging | 3-12 months | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	£ 300	600
Net investment hedging | More than 1 year but less than 3 years | Exchange rate risk
Derivatives
Accumulated amount of fair hedge adjustments								£ 200